Common Stock and Warrants - Schedule of Warrants Granted Assumptions (Details) (10-K) - Warrant [Member] - $ / shares		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Weighted-average volatility	[1]	348.00%	238.00%
Risk-free rate, minimum		1.50%	1.70%
Risk-free rate, maximum		2.40%	2.40%
Minimum [Member]
Stock price on valuation date		$ 0.12	$ 0.27
Exercise price		$ 0.32	$ 0.330
Term (years)		11 days	11 days
Maximum [Member]
Stock price on valuation date		$ 0.56	$ 2.00
Exercise price		$ 0.56	$ 1.67
Term (years)		10 years	10 years

[1]	Weighted-average volatility disclosed as opposed to a range